Apr. 25, 2024

This supplement relates to the YieldMax™ Universe Fund of Option Income ETFs.

The second sentence in the second paragraph under the section heading “Principal Investment Strategies” is amended and restated in its entirety to read as follows:

Each of the Underlying YieldMax™ ETFs in which the Fund may invest has a primary investment objective to seek current income, and a secondary investment objective to seek indirect exposure to (i) the share price of the common stock of a particular operating company, (ii) the share price of a particular ETF, or (iii) the share price of one or more ETFs or U.S.-listed exchange-traded products (“ETPs”) (in each case, an “Underlying Security,” and each such operating company, ETF, and ETP, an “Underlying Issuer”), subject to a limit on potential investment gains.

References to an individual “Underlying Security” are deleted and replaced with references to “Underlying Security(ies).” References to an individual “Underlying Issuer” are deleted and replaced with references to “Underlying Issuer(s).”

YieldMaxTM Universe Fund of Option Income ETFs | YieldMaxTM Universe Fund of Option Income ETFs
YMAX
YieldMaxTM Universe Fund of Option Income ETFs
The second sentence in the second paragraph under the section heading “Principal Investment Strategies” is amended and restated in its entirety to read as follows:
Each of the Underlying YieldMax™ ETFs in which the Fund may invest has a primary investment objective to seek current income, and a secondary investment objective to seek indirect exposure to (i) the share price of the common stock of a particular operating company, (ii) the share price of a particular ETF, or (iii) the share price of one or more ETFs or U.S.-listed exchange-traded products (“ETPs”) (in each case, an “Underlying Security,” and each such operating company, ETF, and ETP, an “Underlying Issuer”), subject to a limit on potential investment gains.
YieldMaxTM Magnificent 7 Fund of Option Income ETFs | YieldMaxTM Magnificent 7 Fund of Option Income ETFs
YMAG